Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2018 (Restated)	1,953	11	727	2,691
Additions	—	4	251	255
Disposals	—	—	(6)	(6)
At December 31, 2018 (Restated)	1,953	15	972	2,940
Accumulated amortization
At January 1, 2018	—	6	232	238
Charge for year	—	5	85	90
Disposals	—	—	(6)	(6)
At December 31, 2018	—	11	311	322
Net book value
At December 31, 2018 (Restated)	1,953	4	661	2,618

	IP R&D	Computer software	Patents	Total
	£'000s	£'000s	£'000s	£'000s
Cost
At January 1, 2019	1,953	15	972	2,940
Additions	—	3	242	245
At December 31, 2019	1,953	18	1,214	3,185
Accumulated amortization
At January 1, 2019	—	11	311	322
Charge for year	—	4	102	106
At December 31, 2019	—	15	413	428
Net book value
At December 31, 2019	1,953	3	801	2,757

Intangible assets comprise patents, computer software and an IP R&D asset that arose on the acquisition of Rhinopharma and investment in patents to protect ensifentrine.
The IP R&D asset acquired through the business combination was initially recognized at fair value. Subsequent movements in the assumed contingent liability that relate to changes in estimated cash flows or probabilities of success are recognized as additions to the IP R&D asset that it relates to. This is a change in accounting policy (see note 2.17). The asset is not amortized and is tested annually for impairment.
Patents are amortized over a period of ten years and are tested annually for impairment.
Intangible assets are tested for impairment with goodwill, as the Company has only one CGU. See note 11 for information about the impairment review.